Acquisitions (Tables)	9 Months Ended
Sep. 30, 2014
Cine Form [Member]
Purchase Price Allocation and Useful Life of Acquried Assets

Based upon these calculations, the purchase price of the transaction was allocated as follows:

(in thousands)	Estimated useful life (in years)	Purchase price

Purchased intangible assets:
Developed technology	6	$5,330
Customer relationships	3	170
Tradename	5	664
Noncompete agreements	2	150
Goodwill (non-tax deductible)		4,233
Net deferred tax liabilities		(488)
Other assets and liabilities acquired, net of cash		(146)

Total assets acquired		$9,913

Cash paid		$7,955
Options issued		339
CineForm note		760
Deferred cash (holdback)		859

Total consideration issued in the acquisition		$9,913

General Things [Member]
Purchase Price Allocation and Useful Life of Acquried Assets

Based upon these calculations, the purchase price of the transaction was allocated as follows:

(in thousands)	Estimated useful life (in years)	Purchase price

Purchased intangible asset:
Noncompete agreements	2	$161
Goodwill (non-tax deductible)		9,862
Other assets and liabilities acquired, net of cash		84

Total assets acquired		$10,107